Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

The Company evaluates all events and transactions that occur from March 31, 2026 through August 13, 2026. There is no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements except for the ones disclosed.

Share Subscription by Controlling Shareholder

On April 7, 2026, the Company entered into a share subscription agreement (the “Subscription Agreement”) with Lianyue Holding Limited, a company wholly owned by Mr. Yue Zhu, the Company’s Chief Executive Officer and Chairman of the Board. Pursuant to the Subscription Agreement, Lianyue Holding Limited subscribed for 2,000,000 Class B Ordinary Shares at a price of $0.167 per share, for an aggregate subscription amount of approximately $334,000. The transaction closed on April 9, 2026. Immediately following the closing of the transaction, Mr. Yue Zhu, through Lianyue Holding Limited, beneficially owned 15,035,000 Class A Ordinary Shares and 2,400,000 Class B Ordinary Shares, representing approximately 72.45% of the aggregate voting power of the Company’s outstanding ordinary shares. The Company’s existing acting-in-concert arrangement was terminated in connection with this transaction. The proceeds from the subscription will be used for general corporate purposes.

Shareholder Approval of Share Consolidation

On May 29, 2026, the Company’s board of directors and shareholders approved a first share consolidation, pursuant to which every sixteen Class A Ordinary Shares with a par value of $0.0001 each were consolidated into one Class A Ordinary Share with a par value of $0.0016 each, and every sixteen Class B Ordinary Shares with a par value of $0.0001 each were consolidated into one Class B Ordinary Share with a par value of $0.0016 each; and amended the Company’s authorized share capital from $50,000, divided into 28,125,000 Class A Ordinary Shares with a par value of $0.0016 each and 3,125,000 Class B Ordinary Shares with a par value of $0.0016 each and increased the share capital from $50,000 to $80,000,000 divided into 45,000,000,000 Class A Ordinary Shares with a par value of US$0.0016 each and 5,000,000,000 Class B Ordinary Shares with a par value of US$0.0016 each.

The Share Consolidation became effective on June 22, 2026.

July 2026 Private Placement

On June 30, 2026, the Company entered into a share subscription agreement with Lianyue Holding Limited, a British Virgin Islands company, which is wholly owned by the Company’s Chief Executive Officer and Chairman of the board of directors, Yue Zhu. Pursuant to the subscription agreement, Mr. Zhu agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Mr. Zhu, an aggregate of 2,400,000 Class B Ordinary Shares of the Company, par value US$0.0016 per share, for a purchase price of US$0.165 per share, representing the average pre-consolidation closing price, as reported on Nasdaq.com, of the Class A Ordinary Shares of the Company, par value US$0.0016 each, for 75% of the five (5) trading days immediately preceding the date on which the Board approved the transaction. The gross proceeds from this offering were $396,000. The 2,400,000 Class B Ordinary Shares were issued in accordance with Regulation S under the Securities Act of 1933, as amended. Prior to this transaction, Mr. Zhu beneficially owned 150,000 Class B Ordinary Shares, in addition to the 939,688 Class A Ordinary Shares.

The transaction contemplated by the Subscription Agreement was closed on July 1, 2026. The entry into the agreement and the consummation of the transaction contemplated thereby have been approved and ratified by the Company’s audit committee of the Board on July 1, 2026.

Immediately following the closing of the transaction contemplated by the subscription agreement, Yue Zhu, through Lianyue Holding Limited, beneficially owns 939,688 Class A Ordinary Shares and 2,550,000 Class B Ordinary Shares (consisting of 150,000 Class B Ordinary Shares previously held by Mr. Zhu and the 2,400,000 Class B Ordinary Shares issued in July 2026), representing approximately 97.69% of the aggregate voting power of the Company’s outstanding ordinary shares.